Debt securities - Asset-backed securities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial investments
Asset-backed securities	£ 11,081	£ 10,894
Shareholder-backed
Financial investments
Asset-backed securities	£ 5,576	5,003
Shareholder-backed | AAA | UK and Europe
Financial investments
Percentage for credit rating category	42.00%
Shareholder-backed | AA | UK and Europe
Financial investments
Percentage for credit rating category	13.00%
Shareholder-backed | RMBS Sub-prime | AAA | US
Financial investments
Percentage for credit rating category	1.00%
Shareholder-backed | RMBS Sub-prime | AA | US
Financial investments
Percentage for credit rating category	6.00%
Shareholder-backed | RMBS Sub-prime | A | US
Financial investments
Percentage for credit rating category	2.00%
Shareholder-backed | Alt-A | AAA | US
Financial investments
Percentage for credit rating category	3.00%
Shareholder-backed | Alt-A | A | US
Financial investments
Percentage for credit rating category	42.00%
Shareholder-backed | Prime including agency | AAA | US
Financial investments
Percentage for credit rating category	14.00%
Shareholder-backed | Prime including agency | AA | US
Financial investments
Percentage for credit rating category	62.00%
Shareholder-backed | Prime including agency | A | US
Financial investments
Percentage for credit rating category	10.00%
Shareholder-backed | CMBS | AAA | US
Financial investments
Percentage for credit rating category	80.00%
Shareholder-backed | CMBS | AA | US
Financial investments
Percentage for credit rating category	15.00%
Shareholder-backed | CMBS | A | US
Financial investments
Percentage for credit rating category	2.00%
Shareholder-backed | CDO funds | AA | US
Financial investments
Percentage for credit rating category	13.00%
Shareholder-backed | CDO funds | A | US
Financial investments
Percentage for credit rating category	24.00%
Shareholder-backed | Other asset-backed securities | AAA | US
Financial investments
Percentage for credit rating category	20.00%
Shareholder-backed | Other asset-backed securities | AA | US
Financial investments
Percentage for credit rating category	14.00%
Shareholder-backed | Other asset-backed securities | A | US
Financial investments
Percentage for credit rating category	49.00%
Shareholder-backed | Operating segments | Asia
Financial investments
Asset-backed securities	£ 121	118
Shareholder-backed | Operating segments | US
Financial investments
Asset-backed securities	3,604	3,226
Shareholder-backed | Operating segments | UK and Europe
Financial investments
Asset-backed securities	1,406	1,070
Shareholder-backed | Operating segments | RMBS Sub-prime | US
Financial investments
Asset-backed securities	96	112
Shareholder-backed | Operating segments | Alt-A | US
Financial investments
Asset-backed securities	105	126
Shareholder-backed | Operating segments | Prime including agency | US
Financial investments
Asset-backed securities	441	440
Shareholder-backed | Operating segments | CMBS | US
Financial investments
Asset-backed securities	1,945	1,579
Shareholder-backed | Operating segments | CDO funds | US
Financial investments
Asset-backed securities	13	28
Shareholder-backed | Operating segments | CDO funds | US | Sub-prime
Financial investments
Asset-backed securities	0
Shareholder-backed | Operating segments | Other asset-backed securities | US
Financial investments
Asset-backed securities	1,004	941
Shareholder-backed | Operating segments | Other asset-backed securities | US | Sub-prime
Financial investments
Asset-backed securities	77
Shareholder-backed | Unallocated to a segment (central or other operations)
Financial investments
Asset-backed securities	445	£ 589
Shareholder-backed | Unallocated to a segment (central or other operations) | Sub-prime
Financial investments
Asset-backed securities	£ 0
Shareholder-backed | Unallocated to a segment (central or other operations) | AAA
Financial investments
Percentage for credit rating category	99.00%	96.00%
With-profits
Financial investments
Asset-backed securities	£ 5,505	£ 5,891
With-profits | Asia | Investment grade
Financial investments
Percentage for credit rating category	99.80%	98.20%
With-profits | AAA | UK and Europe
Financial investments
Percentage for credit rating category	66.00%
With-profits | AA | UK and Europe
Financial investments
Percentage for credit rating category	12.00%
With-profits | Operating segments | Asia
Financial investments
Asset-backed securities	£ 235	£ 233
With-profits | Operating segments | UK and Europe
Financial investments
Asset-backed securities	5,270	5,658
With-profits | Operating segments | UK and Europe | US
Financial investments
Asset-backed securities	£ 1,823	£ 1,913